UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stanford Investment Group, Inc.
Address:    2570 W. El Camino Real, Suite 520
            Mountain View, CA  94040

Form 13F File Number:   28-12391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa M. Barnea
Title:      CFO and CCO
Phone:      650-941-1717

Signature, Place and Date of Signing:
Lisa M. Barnea    Mountain View, CA February 10, 2009
            [Signature] [City, State] [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:         65,123(x 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER                     TITLE   CUSIP       VALUE X1000  SHARES              INV.   OTHER  VOTING AUTH
                                   OF                                                   DISC.  MGR
                                      CLASS
                                                                                                        SOLE     SHR    NONE
Logitech Intl SA New F             Com     H50430232          12666        812991 SH     SOLE  NONE      812991      0      0
Adobe Systems                      Com     00724F101            836         39288 SH     SOLE  NONE       39288      0      0
Berkshire Hathaway Cl B            Com     084670207            440           137 SH     SOLE  NONE         137      0      0
CV Therapeutics                    Com     126667104            241         26214 SH     SOLE  NONE       26214      0      0
Chevron Texaco Corp                Com     166764100            544          7348 SH     SOLE  NONE        7348      0      0
Cisco Systems                      Com     17275R102            796         48861 SH     SOLE  NONE       48861      0      0
Disney Walt                        Com     254687106            236         10418 SH     SOLE  NONE       10418      0      0
Expeditors Intl                    Com     302130109            396         11900 SH     SOLE  NONE       11900      0      0
Exxon Mobil Corp                   Com     30231G102            723          9059 SH     SOLE  NONE        9059      0      0
General Electric                   Com     369604103            528         32611 SH     SOLE  NONE       32611      0      0
Hewlett Packard                    Com     428236103            440         12115 SH     SOLE  NONE       12115      0      0
IShares S&P 500 Index              ETF     464287200           1505         16663 SH     SOLE  NONE       16663      0      0
IShares MSCI Emerg Mkts Index      ETF     464287234            592         23713 SH     SOLE  NONE       23713      0      0
IShares MSCI EAFE Index            ETF     464287465          12212        272225 SH     SOLE  NONE      272225      0      0
IShares Russell 1000 Value         ETF     464287598           5961        120377 SH     SOLE  NONE      120377      0      0
IShares Russell 1000 Growth        ETF     464287614            218          5880 SH     SOLE  NONE        5880      0      0
IShares Russell 1000 Index         ETF     464287622           6884        140860 SH     SOLE  NONE      140860      0      0
IShares Russell 2000 Index         ETF     464287655           4594         93291 SH     SOLE  NONE       93291      0      0
Johnson & Johnson                  Com     478106104           1123         18777 SH     SOLE  NONE       18777      0      0
Merck & Co. Inc.                   Com     589331107            230          7569 SH     SOLE  NONE        7569      0      0
Microsoft                          Com     594918104            644         33139 SH     SOLE  NONE       33139      0      0
Netapp Inc.                        Com     64120L104            329         23515 SH     SOLE  NONE       23515      0      0
Nvidia Corp                        Com     67066G104            102         12639 SH     SOLE  NONE       12639      0      0
Palm Inc                           Com     696643105             92         30000 SH     SOLE  NONE       30000      0      0
Power Integrations Inc             Com     739276103            237         11927 SH     SOLE  NONE       11927      0      0
SPDR Trust Unit SR 1               ETF     78462F103           8710         96516 SH     SOLE  NONE       96516      0      0
SPDR Gold Trust                    ETF     78463V107           2359         27260 SH     SOLE  NONE       27260      0      0
SPDR S&P Biotech                   ETF     78464A870            491          9160 SH     SOLE  NONE        9160      0      0
Sun Microsystems Inc.              Com     866810104            192         50323 SH     SOLE  NONE       50323      0      0
Time Warner Inc New                Com     887317105            394         39156 SH     SOLE  NONE       39156      0      0
Wells Fargo & Co                   Com     949746101            254          8600 SH     SOLE  NONE        8600      0      0
Western Union                      Com     959802109            154         10750 SH     SOLE  NONE       10750      0      0



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